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                                   ASTON FUNDS

                           ASTON/TCH FIXED INCOME FUND

                                 CLASS N SHARES

                       SUPPLEMENT DATED SEPTEMBER 5, 2007
                  TO THE CLASS N PROSPECTUS DATED MARCH 1, 2007

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

           VOLUNTARY WAIVER ADDED FOR THE ASTON/TCH FIXED INCOME FUND

Effective September 1, 2007, the following information replaces the expense table for the ASTON/TCH FIXED INCOME FUND:


                                                                  ACQUIRED        TOTAL                          NET
                        MANAGEMENT   DISTRIBUTION     OTHER      FUND FEES       EXPENSE        FEE            EXPENSE
FUND                       FEES      (12b-1) FEES    EXPENSES   AND EXPENSES      RATIO       WAIVERS           RATIO
Aston/TCH Fixed
Income Fund(a)             0.55%        0.25%          0.15%        0.01%      0.96%(b)(c)     (0.21)%    0.75%(c)(d)(e)(f)

(a) ASTON/TCH FIXED INCOME FUND offers two classes of shares that invest in the same portfolio of securities. Shareholders of Class N shares are subject to a 12b-1 distribution plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above relates only to Class N shares, which are offered in this prospectus. Class I shares are offered in a separate prospectus.

(b) Total expenses are the sum of the Fund's direct annual operating expenses and the Fund's indirect fees and expenses from investments in other investment companies (acquired fund fees and expenses).

(c) The expense ratio may not equal the Fund's ratio of expenses to average net assets before reimbursement and/or waiver of expenses by the Adviser in the "Financial Highlights" Section, which reflects the operating expenses of the Fund (including interest expenses) and does not include fees and expenses from investments in other investment companies (acquired funds).

(d) The above table reflects the Adviser's contractual undertaking to waive management fees and/or reimburse expenses exceeding the limits shown. The Adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2008 at the rate shown in the table, not including fees and expenses from investment in other investment companies (acquired funds).

(e) The expense ratios do not include interest expenses incurred by the ASTON/TCH FIXED INCOME FUND from utilizing a line of credit. If interest expenses were included, the net expense ratio for the Fund would be 0.76%.

(f) Effective September 1, 2007, the Adviser agreed to voluntarily waive management fees and/or reimburse expenses so that the net expense ratio for the ASTON/TCH FIXED INCOME FUND is no more than 0.64% of the Fund's average daily net assets, not including fees and expenses from investment in other investment companies (acquired funds) or interest expense. The Adviser may terminate such voluntary waiver/reimbursement at any time.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

           For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com

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                                   ASTON FUNDS

                           ASTON/TCH FIXED INCOME FUND

                                 CLASS I SHARES

                       SUPPLEMENT DATED SEPTEMBER 5, 2007
                  TO THE CLASS I PROSPECTUS DATED MARCH 1, 2007

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

           VOLUNTARY WAIVER ADDED FOR THE ASTON/TCH FIXED INCOME FUND

Effective September 1, 2007, the following information replaces the expense table for the ASTON/TCH FIXED INCOME FUND:


                                                    ACQUIRED         TOTAL                        NET
                        MANAGEMENT      OTHER       FUND FEES       EXPENSE       FEE           EXPENSE
FUND                       FEES       EXPENSES    AND EXPENSES       RATIO      WAIVERS          RATIO
Aston/TCH Fixed
Income Fund(a)             0.55%        0.15%         0.01%       0.71%(b)(c)   (0.21)%    0.50%(c)(d)(e)(f)

(a) ASTON/TCH FIXED INCOME FUND offers two classes of shares that invest in the same portfolio of securities. Shareholders of Class I shares are not subject to a 12b-1 distribution plan; shareholders of Class N shares are subject to a 12b-1 distribution plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above relates only to Class I shares, which are offered in this prospectus. Class N shares are offered in a separate prospectus.

(b) Total expenses are the sum of the Fund's direct annual operating expenses and the Fund's indirect fees and expenses from investments in other investment companies (acquired fund fees and expenses).

(c) The expense ratio may not equal the Fund's ratio of expenses to average net assets before reimbursement and/or waiver of expenses by the Adviser in the "Financial Highlights" Section, which reflects the operating expenses of the Fund (including interest expenses) and does not include fees and expenses from investments in other investment companies (acquired funds).

(d) The above table reflects the Adviser's contractual undertaking to waive management fees and/or reimburse expenses exceeding the limits shown. The Adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2008 at the rate shown in the table, not including fees and expenses from investment in other investment companies (acquired funds).

(e) The expense ratios do not include interest expenses incurred by the ASTON/TCH FIXED INCOME FUND from utilizing a line of credit. If interest expenses were included, the net expense ratio for the Fund would be 0.51%.

(f) Effective September 1, 2007, the Adviser agreed to voluntarily waive management fees and/or reimburse expenses so that the net expense ratio for the ASTON/TCH FIXED INCOME FUND is no more than 0.39% of the Fund's average daily net assets, not including fees and expenses from investment in other investment companies (acquired funds) or interest expense. The Adviser may terminate such voluntary waiver/reimbursement at any time.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

           For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com